Note 16 - Income Taxes (Details) - Income Tax Expense Reconciliation (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Expense Reconciliation [Abstract]
Federal income tax provision (benefit)		$ 0	$ 0
State income tax provision (benefit)		0	0
	$ 60,000	$ 0	$ 0